16 COMMITMENT	12 Months Ended
Dec. 31, 2017
Notes
16 COMMITMENT

16       COMMITMENT

The Company has leased office space in the US, Canada and Ireland. The remaining terms of the leases in the various locations range from 1 to 2 years. Future remaining minimum lease payments as at December 31, 2017 are as follows:

2018	$ 135,289
2019	24,865
$ 160,153